Other intangible assets	12 Months Ended
Dec. 31, 2015
Other intangible assets
22 Other intangible assets
end of	2015			2014
	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	27	(25)	2	27	(24)	3
Client relationships	113	(70)	43	201	(92)	109
Other	5	(2)	3	11	(3)	8
Total amortizing other intangible assets	145	(97)	48	239	(119)	120
Non-amortizing other intangible assets	148	–	148	129	–	129
of which mortgage servicing rights, at fair value	112	–	112	70	–	70
Total other intangible assets	293	(97)	196	368	(119)	249
Additional information
in	2015	2014	2013
Aggregate amortization and impairment (CHF million)
Aggregate amortization	18	22	24
Impairment	16	1	8
of which related to restructuring expenses	15	–	–
of which related to discontinued operations	0	0	7
Estimated amortization
Estimated amortization (CHF million)
2016	8
2017	8
2018	8
2019	5
2020	3

Bank
Other intangible assets
21 Other intangible assets
end of	2015			2014
	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	27	(25)	2	27	(24)	3
Client relationships	113	(70)	43	201	(92)	109
Other	5	(3)	2	11	(3)	8
Total amortizing other intangible assets	145	(98)	47	239	(119)	120
Non-amortizing other intangible assets	149	–	149	129	–	129
of which mortgage servicing rights, at fair value	112	–	112	70	–	70
Total other intangible assets	294	(98)	196	368	(119)	249
Additional information
in	2015	2014	2013
Aggregate amortization and impairment (CHF million)
Aggregate amortization	18	22	24
Impairment	16	1	8
of which related to restructuring expenses	15	–	–
of which related to discontinued operations	0	0	7
Estimated amortization
Estimated amortization (CHF million)
2016	8
2017	8
2018	8
2019	5
2020	3